UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08255

Yorkville America Investment Trust

(Exact name of registrant as specified in charter)

8730 Stony Point Parkway, Suite 205

Richmond, VA 23235

(Address of principal executive offices) (Zip code)

Karen M. Shupe, Treasurer/Principal Executive Officer

Yorkville America Investment Trust

8730 Stony Point Parkway, Suite 205

Richmond, VA 23235

(Name and address of agent for service)

804-267-7400

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2026

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)

Truth Social American Energy Security ETF
TSES (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Truth Social American Energy Security ETF for the period of December 29, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.truthsocialfunds.com/etfs/tses. You can also request this information by contacting us at 1-201-985-8300.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment**
Truth Social American Energy Security ETF	$18	0.65%
**	Annualized
1	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$9,793,198
Number of Holdings	66
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Sectors	(%)
Utilities	40.1%
Mining, Quarrying, and Oil and Gas Extraction	21.7%
Manufacturing	20.5%
Professional, Scientific, and Technical Services	4.9%
Construction	4.9%
Transportation and Warehousing	4.6%
Administrative and Support and Waste Management and Remediation Services	1.5%
Finance and Insurance	0.9%
Cash & Other	0.9%

Top 10 Issuers	(%)
Exxon Mobil Corp.	9.4%
Chevron Corp.	9.1%
ConocoPhillips	5.8%
Eaton Corp. PLC	4.9%
GE Vernova, Inc.	3.4%
Southern Co.	3.3%
Duke Energy Corp.	3.3%
NextEra Energy, Inc.	3.3%
Williams Cos., Inc.	3.0%
Quanta Services, Inc.	2.9%
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.truthsocialfunds.com/etfs/tses.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Yorkville Advisors documents not be householded, please contact Yorkville Advisors at 1-201-985-8300, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Yorkville Advisors or your financial intermediary.
Truth Social American Energy Security ETF	PAGE 1	TSR-SAR-89844T406

Truth Social American Icons ETF
TSIC (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Truth Social American Icons ETF for the period of December 29, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.truthsocialfunds.com/etfs/tsic. You can also request this information by contacting us at 1-201-985-8300.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment**
Truth Social American Icons ETF	$16	0.65%
**	Annualized
1	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$2,270,342
Number of Holdings	52
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Sectors	(%)
Manufacturing	36.9%
Retail Trade	33.4%
Accommodation and Food Services	10.0%
Information	9.8%
Administrative and Support and Waste Management and Remediation Services	4.1%
Transportation and Warehousing	2.0%
Wholesale Trade	2.0%
Cash & Other	1.8%

Top 10 Issuers	(%)
Netflix, Inc.	8.0%
Walmart, Inc.	7.4%
Home Depot, Inc.	7.3%
Costco Wholesale Corp.	7.1%
PepsiCo, Inc.	6.0%
McDonald’s Corp.	5.3%
Altria Group, Inc.	4.9%
Procter & Gamble Co.	4.5%
Lowe’s Cos., Inc.	4.2%
Uber Technologies, Inc.	4.1%
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.truthsocialfunds.com/etfs/tsic.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Yorkville Advisors documents not be householded, please contact Yorkville Advisors at 1-201-985-8300, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Yorkville Advisors or your financial intermediary.
Truth Social American Icons ETF	PAGE 1	TSR-SAR-89844T307

Truth Social American Next Frontiers ETF
TSNF (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Truth Social American Next Frontiers ETF for the period of December 29, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.truthsocialfunds.com/etfs/tsnf. You can also request this information by contacting us at 1-201-985-8300.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment**
Truth Social American Next Frontiers ETF	$16	0.65%
**	Annualized
1	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$11,382,724
Number of Holdings	129
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Sectors	(%)
Manufacturing	50.0%
Information	14.1%
Finance and Insurance	8.4%
Professional, Scientific, and Technical Services	6.6%
Real Estate and Rental and Leasing	5.4%
Health Care and Social Assistance	3.7%
Administrative and Support and Waste Management and Remediation Services	3.2%
Wholesale Trade	1.8%
Mining, Quarrying, and Oil and Gas Extraction	1.1%
Cash & Other	5.7%

Top 10 Issuers	(%)
Planet Labs PBC	1.8%
Marvell Technology, Inc.	1.3%
Intuitive Machines, Inc.	1.3%
Teradyne, Inc.	1.3%
KLA Corp.	1.2%
Equinix, Inc.	1.2%
Iridium Communications, Inc.	1.2%
MKS, Inc.	1.2%
Northrop Grumman Corp.	1.2%
Uniti Group, Inc.	1.1%
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.truthsocialfunds.com/etfs/tsnf.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Yorkville Advisors documents not be householded, please contact Yorkville Advisors at 1-201-985-8300, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Yorkville Advisors or your financial intermediary.
Truth Social American Next Frontiers ETF	PAGE 1	TSR-SAR-89844T208

Truth Social American Red State REITs ETF
TSRS (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Truth Social American Red State REITs ETF for the period of December 29, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.truthsocialfunds.com/etfs/tsrs. You can also request this information by contacting us at 1-201-985-8300.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment**
Truth Social American Red State REITs ETF	$17	0.65%
**	Annualized
1	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$2,528,940
Number of Holdings	26
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Sectors	(%)
Real Estate and Rental and Leasing	97.8%
Cash & Other	2.2%

Top 10 Issuers	(%)
NNN REIT, Inc.	8.2%
Broadstone Net Lease, Inc.	8.1%
VICI Properties, Inc.	7.6%
Realty Income Corp.	7.1%
Four Corners Property Trust, Inc.	6.2%
NETSTREIT Corp.	5.5%
Lamar Advertising Co.	4.9%
National Health Investors, Inc.	4.5%
Kite Realty Group Trust	4.5%
Mid-America Apartment Communities, Inc.	3.6%
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.truthsocialfunds.com/etfs/tsrs.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Yorkville Advisors documents not be householded, please contact Yorkville Advisors at 1-201-985-8300, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Yorkville Advisors or your financial intermediary.
Truth Social American Red State REITs ETF	PAGE 1	TSR-SAR-89844T505

Truth Social American Security & Defense ETF
TSSD (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Truth Social American Security & Defense ETF for the period of December 29, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.truthsocialfunds.com/etfs/tssd. You can also request this information by contacting us at 1-201-985-8300.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment**
Truth Social American Security & Defense ETF	$16	0.65%
**	Annualized
1	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$8,309,831
Number of Holdings	56
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)*

Top Sectors	(%)
Manufacturing	61.4%
Information	20.5%
Professional, Scientific, and Technical Services	11.8%
Management of Companies and Enterprises	1.4%
Administrative and Support and Waste Management and Remediation Services	1.1%
Finance and Insurance	1.0%
Construction	0.4%
Cash & Other	2.4%

Top 10 Issuers	(%)
RTX Corp.	8.8%
Lockheed Martin Corp.	7.7%
Palantir Technologies, Inc.	6.2%
Northrop Grumman Corp.	6.1%
Palo Alto Networks, Inc.	5.8%
L3Harris Technologies, Inc.	5.5%
General Dynamics Corp.	5.5%
Crowdstrike Holdings, Inc.	5.0%
Fortinet, Inc.	4.5%
Cloudflare, Inc.	4.4%
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.truthsocialfunds.com/etfs/tssd.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Yorkville Advisors documents not be householded, please contact Yorkville Advisors at 1-201-985-8300, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Yorkville Advisors or your financial intermediary.
Truth Social American Security & Defense ETF	PAGE 1	TSR-SAR-89844T109

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

TRUTH SOCIAL FUNDS
Truth Social American Energy Security ETF (TSES)
Truth Social American Icons ETF (TSIC)
Truth Social American Next Frontiers ETF (TSNF)
Truth Social American Red State REITs ETF (TSRS)
Truth Social American Security & Defense ETF (TSSD)
Semi-Annual Financial Statements and Additional Information
March 31, 2026 (Unaudited)

TRUTH SOCIAL AMERICAN ENERGY SECURITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Architectural and Structural Metals Manufacturing - 0.3%
Valmont Industries, Inc.	64	$25,573
Building Equipment Contractors - 2.9%
Quanta Services, Inc.	512	281,098
Computer Systems Design and Related Services - 0.0%(a)
Power Solutions International, Inc.(b)	32	1,948
Electric Power Generation, Transmission and Distribution - 32.8%(c)
American Electric Power Co., Inc.	1,888	247,479
Consolidated Edison, Inc.	1,184	134,005
Constellation Energy Corp.	800	223,400
Dominion Energy, Inc.	2,624	162,216
Duke Energy Corp.	2,496	326,826
Edison International	1,184	86,645
Entergy Corp.	1,344	151,012
Exelon Corp.	3,104	152,158
GE Vernova, Inc.	384	335,194
NANO Nuclear Energy, Inc.(b)	160	3,277
NextEra Energy, Inc.	3,488	323,965
NRG Energy, Inc.	608	88,853
PG&E Corp.	6,048	106,263
Public Service Enterprise Group, Inc.	1,568	126,930
Southern Co.	3,392	327,396
Vistra Corp.	1,024	153,938
WEC Energy Group, Inc.	1,056	122,253
Xcel Energy, Inc.	1,760	139,814
		3,211,624
Electrical Equipment Manufacturing - 0.5%
American Superconductor Corp.(b)	192	6,499
Generac Holdings, Inc.(b)	224	43,754
		50,253
Engine, Turbine, and Power Transmission Equipment Manufacturing - 0.6%
BWX Technologies, Inc.	288	58,893
Highway, Street, and Bridge Construction - 0.4%
Sterling Infrastructure, Inc.(b)	96	39,098
Management, Scientific, and Technical Consulting Services - 4.9%
Eaton Corp. PLC	1,344	480,708
Lightbridge Corp.(b)	128	1,365
		482,073
Metal Ore Mining - 0.2%
Uranium Energy Corp.(b)	1,408	19,008

	Shares	Value
Natural Gas Distribution - 7.3%
Cheniere Energy, Inc.	800	$227,008
Eversource Energy	1,248	86,461
Kinder Morgan, Inc.	6,528	218,884
ONEOK, Inc.	2,048	185,119
		717,472
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 0.1%
Itron, Inc.(b)	128	11,473
Office Administrative Services - 1.5%
Baker Hughes Co.	2,368	144,566
Oil and Gas Extraction - 15.7%
Diamondback Energy, Inc.	640	126,586
Energy Fuels, Inc.(b)	864	15,768
EOG Resources, Inc.	1,344	194,302
EQT Corp.	1,888	120,152
Exxon Mobil Corp.	5,440	922,951
Occidental Petroleum Corp.	2,464	160,160
		1,539,919
Other Electrical Equipment and Component Manufacturing - 1.5%
Energy Vault Holdings, Inc.(b)	544	1,795
EnerSys	128	22,236
Eos Energy Enterprises, Inc.(b)	1,280	6,349
Fluence Energy, Inc.(b)	224	3,082
FuelCell Energy, Inc.(b)	224	1,463
Hubbell, Inc.	192	94,222
Plug Power, Inc.(b)	5,184	11,716
Preformed Line Products Co.	32	8,664
		149,527
Other Financial Investment Activities - 0.9%
Net Power, Inc.(b)	160	250
nVent Electric PLC	512	60,559
Oklo, Inc.(b)	544	26,977
		87,786
Other Specialty Trade Contractors - 0.5%
Argan, Inc.	64	34,857
Centrus Energy Corp. - Class A(b)	64	11,110
		45,967
Petroleum and Coal Products Manufacturing - 16.5%
Chevron Corp.	4,288	887,187
Marathon Petroleum Corp.	960	234,413
Phillips 66	1,344	244,850
Valero Energy Corp.	992	245,103
		1,611,553

The accompanying notes are an integral part of these financial statements.

1

TRUTH SOCIAL AMERICAN ENERGY SECURITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Pipeline Transportation of Natural Gas - 4.6%
Targa Resources Corp.	608	$152,444
Williams Cos., Inc.	4,064	295,778
		448,222
Semiconductor and Other Electronic Component Manufacturing - 0.9%
Bloom Energy Corp. - Class A(b)	640	86,714
Shoals Technologies Group, Inc. - Class A(b)	544	3,579
		90,293
Support Activities for Mining - 5.8%
ConocoPhillips	4,288	566,016
Utility System Construction - 1.1%
Dycom Industries, Inc.(b)	64	21,684
MasTec, Inc.(b)	224	72,070
MYR Group, Inc.(b)	64	18,069
		111,823
Ventilation, Heating, Air-Conditioning, and Commercial Refrigeration Equipment Manufacturing - 0.1%
NuScale Power Corp.(b)	768	8,325
TOTAL COMMON STOCKS (Cost $8,121,223)		9,702,510
TOTAL INVESTMENTS - 99.1% (Cost $8,121,223)		$9,702,510
Money Market Deposit Account - 1.0%(d)		93,687
Liabilities in Excess of Other Assets - (0.0)%(a)		(2,999)
TOTAL NET ASSETS - 100.0%		$9,793,198

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 2.56%.

The accompanying notes are an integral part of these financial statements.

2

TRUTH SOCIAL AMERICAN ICONS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Animal Slaughtering and Processing - 0.9%
Hormel Foods Corp.	243	$5,504
Tyson Foods, Inc. - Class A	216	13,839
		19,343
Beverage Manufacturing - 9.1%
Constellation Brands, Inc. - Class A	99	14,850
Keurig Dr Pepper, Inc.	594	15,640
Monster Beverage Corp.(a)	531	38,476
PepsiCo, Inc.	882	136,966
		205,932
Building Material and Supplies Dealers - 11.5%
Home Depot, Inc.	504	165,761
Lowe’s Cos., Inc.	405	95,693
		261,454
Business Support Services - 4.1%
Uber Technologies, Inc.(a)	1,305	93,869
Clothing and Clothing Accessories Retailers - 1.8%
Ross Stores, Inc.	189	40,943
Converted Paper Product Manufacturing - 1.3%
Kimberly-Clark Corp.	315	30,388
Dairy Product Manufacturing - 1.1%
Kraft Heinz Co.	1,107	24,897
Department Stores - 0.1%
Burlington Stores, Inc.(a)	9	2,928
Fruit and Vegetable Preserving and Specialty Food Manufacturing - 1.0%
Conagra Brands, Inc.	693	10,894
J M Smucker Co.	72	6,944
Lamb Weston Holdings, Inc.	90	3,803
		21,641
Grain and Oilseed Milling - 1.4%
Archer-Daniels-Midland Co.	441	32,056
Grocery and Convenience Retailers - 0.9%
Albertsons Cos., Inc. - Class A	252	4,294
Casey’s General Stores, Inc.	18	13,102
Sprouts Farmers Market, Inc.(a)	54	4,165
		21,561
Grocery and Related Product Merchant Wholesalers - 2.0%
Domino’s Pizza, Inc.	36	12,916
Performance Food Group Co.(a)	45	3,855
Sysco Corp.	270	19,259
US Foods Holding Corp.(a)	90	8,299
		44,329

	Shares	Value
Media Streaming Distribution Services, Social Networks, and Other Media Networks and Content Providers - 9.6%
Netflix, Inc.(a)	1,899	$182,589
Warner Bros Discovery, Inc.(a)	1,251	34,352
		216,941
Motor Vehicle Manufacturing - 4.0%
Ford Motor Co.	6,111	70,521
General Motors Co.	261	19,445
		89,966
Other Food Manufacturing - 1.1%
General Mills, Inc.	513	19,094
McCormick & Co., Inc.	117	5,901
		24,995
Other Leather and Allied Product Manufacturing - 0.9%
Tapestry, Inc.	153	21,590
Other Miscellaneous Retailers - 1.2%
DoorDash, Inc. - Class A(a)	180	27,027
Restaurants and Other Eating Places - 8.2%
Chipotle Mexican Grill, Inc.(a)	729	23,335
Darden Restaurants, Inc.	63	12,351
McDonald’s Corp.	387	120,276
Yum! Brands, Inc.	198	30,785
		186,747
Scheduled Air Transportation - 2.0%
Delta Air Lines, Inc.	369	24,531
United Airlines Holdings, Inc.(a)	216	19,887
		44,418
Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 10.1%
Church & Dwight Co., Inc.	135	12,598
Clorox Co.	117	12,125
Colgate-Palmolive Co.	963	82,076
Kenvue, Inc.	1,188	20,481
Procter & Gamble Co.	711	102,697
		229,977
Sugar and Confectionery Product Manufacturing - 1.1%
Hershey Co.	117	24,323
Tobacco Manufacturing - 4.9%
Altria Group, Inc.	1,692	111,655
Traveler Accommodation - 1.8%
Marriott International, Inc. - Class A	126	41,211
Warehouse Clubs, Supercenters, and Other General Merchandise Retailers - 17.9%
Costco Wholesale Corp.	162	161,422
Dollar General Corp.	135	16,029

The accompanying notes are an integral part of these financial statements.

3

TRUTH SOCIAL AMERICAN ICONS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Warehouse Clubs, Supercenters, and Other General Merchandise Retailers - (Continued)
Dollar Tree, Inc.(a)	108	$11,827
Target Corp.	396	47,995
Walmart, Inc.	1,359	168,896
		406,169
Web Search Portals, Libraries, Archives, and Other Information Services - 0.2%
CoStar Group, Inc.(a)	126	5,083
TOTALCOMMON STOCKS (Cost $2,287,031)		2,229,443
TOTAL INVESTMENTS - 98.2% (Cost $2,287,031)		$2,229,443
Money Market Deposit Account - 1.7%(b)		39,644
Other Assets in Excess of Liabilities - 0.1%		1,255
TOTAL NET ASSETS - 100.0%		$2,270,342

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 2.56%.

The accompanying notes are an integral part of these financial statements.

4

TRUTH SOCIAL AMERICAN NEXT FRONTIERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.9%
Activities Related to Credit Intermediation - 2.0%
Coinbase Global, Inc. - Class A(a)	336	$58,669
Figure Technology Solutions, Inc. - Class A(a)	2,352	79,851
Terawulf, Inc.(a)	5,952	85,887
		224,407
Advertising, Public Relations, and Related Services - 0.5%
AppLovin Corp. - Class A(a)	144	57,312
Aerospace Product and Parts Manufacturing - 5.3%
AeroVironment, Inc.(a)	384	70,291
Ducommun, Inc.(a)	1,008	122,976
Firefly Aerospace, Inc.(a)	4,416	125,723
Hexcel Corp.	1,248	101,001
Rocket Lab Corp.(a)	1,632	104,807
Voyager Technologies, Inc. - Class A(a)	3,408	79,713
		604,511
All Other Telecommunications - 2.2%
AST SpaceMobile, Inc.(a)	1,200	99,444
Globalstar, Inc.(a)	1,344	89,269
Gogo, Inc.(a)	16,704	67,150
		255,863
Architectural, Engineering, and Related Services - 0.7%
Charles River Laboratories International, Inc.(a)	480	82,800
Business Support Services - 1.7%
Circle Internet Group, Inc.(a)	1,056	100,753
Hut 8 Corp.(a)	2,016	94,570
		195,323
Commercial and Service Industry Machinery Manufacturing - 1.2%
KLA Corp.	96	141,351
Communications Equipment Manufacturing - 3.8%
EchoStar Corp. - Class A(a)	912	106,768
Iridium Communications, Inc.	4,992	138,478
QUALCOMM, Inc.	528	67,996
Viasat, Inc.(a)	2,496	114,317
		427,559
Computer and Peripheral Equipment Manufacturing - 0.7%
Teradata Corp.(a)	2,976	76,275

	Shares	Value
Computer Systems Design and Related Services - 2.8%
Cleanspark, Inc.(a)	6,432	$54,736
Elastic NV(a)	1,200	59,988
Oracle Corp.	432	63,552
Snowflake, Inc.(a)	432	65,154
Waystar Holding Corp.(a)	3,072	74,066
		317,496
Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 3.0%
Cipher Digital, Inc.(a)	5,088	65,483
Core Scientific, Inc.(a)	5,424	81,143
Innodata, Inc.(a)	1,728	66,735
Riot Platforms, Inc.(a)	6,000	74,160
Tempus AI, Inc. - Class A(a)	1,248	56,435
		343,956
Electric Power Generation, Transmission and Distribution - 0.5%
NANO Nuclear Energy, Inc.(a)	2,592	53,084
Electrical Equipment Manufacturing - 0.8%
Rockwell Automation, Inc.	240	86,131
Electronics and Appliance Retailers - 0.7%
CoreWeave, Inc. - Class A(a)	1,056	81,808
Engine, Turbine, and Power Transmission Equipment Manufacturing - 1.0%
BWX Technologies, Inc.	528	107,971
Grocery and Related Product Merchant Wholesalers - 0.5%
Quantum Computing, Inc.(a)	7,488	51,293
Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.6%
MARA Holdings, Inc.(a)	7,872	64,236
Lessors of Real Estate - 1.1%
Uniti Group, Inc.(a)	13,872	130,119
Machinery, Equipment, and Supplies Merchant Wholesalers - 0.7%
Symbotic, Inc.(a)	1,536	81,715
Management of Companies and Enterprises - 0.6%
Bullish(a)	2,016	72,032
Medical and Diagnostic Laboratories - 3.1%
Guardant Health, Inc.(a)	912	84,241
Labcorp Holdings, Inc.	336	89,648
Natera, Inc.(a)	384	76,796
Quest Diagnostics, Inc.	528	103,478
		354,163

The accompanying notes are an integral part of these financial statements.

5

TRUTH SOCIAL AMERICAN NEXT FRONTIERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Medical Equipment and Supplies Manufacturing - 1.4%
Intuitive Surgical, Inc.(a)	192	$88,510
PROCEPT BioRobotics Corp.(a)	2,640	66,026
		154,536
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 13.7%
Agilent Technologies, Inc.	672	76,595
Avantor, Inc.(a)	8,160	63,975
Bio-Rad Laboratories, Inc. - Class A(a)	288	80,280
Bruker Corp.	2,016	72,818
Cognex Corp.	2,496	122,279
Danaher Corp.	384	72,806
Hologic, Inc.(a)	1,248	94,336
Illumina, Inc.(a)	672	82,831
Intuitive Machines, Inc.(a)	7,920	146,995
MKS, Inc.	576	132,371
Northrop Grumman Corp.	192	130,990
Onto Innovation, Inc.(a)	576	118,120
Revvity, Inc.	912	79,900
Teradyne, Inc.	480	142,301
Thermo Fisher Scientific, Inc.	144	70,780
Waters Corp.(a)	240	71,472
		1,558,849
Office Administrative Services - 1.5%
CorVel Corp.(a)	1,344	73,450
DigitalBridge Group, Inc.	6,336	97,701
		171,151
Other Ambulatory Health Care Services - 0.6%
Hinge Health, Inc. - Class A(a)	1,872	72,184
Other Electrical Equipment and Component Manufacturing - 0.8%
Novanta, Inc.(a)	768	90,708
Other Financial Investment Activities - 6.4%
Aurora Innovation, Inc.(a)	20,832	85,828
D-Wave Quantum, Inc.(a)	3,504	50,563
Evolv Technologies Holdings, Inc.(a)	13,872	83,926
IonQ, Inc.(a)	1,824	52,586
NextNav, Inc.(a)	5,616	89,968
NIQ Global Intelligence PLC(a)	5,904	67,128
Oklo, Inc.(a)	912	45,226
Planet Labs PBC(a)	7,248	202,582
Rigetti Computing, Inc.(a)	3,600	50,544
		728,351
Other General Purpose Machinery Manufacturing - 1.1%
Mettler-Toledo International, Inc.(a)	48	60,538
Xometry, Inc. - Class A(a)	1,536	62,730
		123,268

	Shares	Value
Other Specialty Trade Contractors - 0.5%
Centrus Energy Corp. - Class A(a)	336	$58,326
Pharmaceutical and Medicine Manufacturing - 1.3%
Bio-Techne Corp.	1,536	80,272
Repligen Corp.(a)	576	67,864
		148,136
Plastics Product Manufacturing - 1.0%
Entegris, Inc.	1,008	118,178
Professional and Commercial Equipment and Supplies Merchant Wholesalers - 0.6%
Samsara, Inc. - Class A(a)	2,064	65,408
Rubber Product Manufacturing - 0.7%
West Pharmaceutical Services, Inc.	336	84,215
Scientific Research and Development Services - 2.6%
IQVIA Holdings, Inc.(a)	432	73,673
Marvell Technology, Inc.	1,488	147,387
Medpace Holdings, Inc.(a)	144	69,147
		290,207
Semiconductor and Other Electronic Component Manufacturing - 16.8%
Advanced Micro Devices, Inc.(a)	432	87,882
Analog Devices, Inc.	336	106,895
Applied Materials, Inc.	336	114,841
Astera Labs, Inc.(a)	576	63,130
Broadcom, Inc.	240	74,282
GLOBALFOUNDRIES, Inc.(a)	2,304	102,482
Intel Corp.(a)	2,304	101,676
Lam Research Corp.	576	123,068
Lattice Semiconductor Corp.(a)	1,200	111,312
MACOM Technology Solutions Holdings, Inc.(a)	480	106,594
Microchip Technology, Inc.	1,392	89,937
Micron Technology, Inc.	336	113,514
Monolithic Power Systems, Inc.	48	52,481
NVIDIA Corp.	528	92,083
ON Semiconductor Corp.(a)	1,680	104,026
Ouster, Inc.(a)	3,648	67,014
Qorvo, Inc.(a)	1,056	81,734
Rambus, Inc.(a)	864	74,330
Skyworks Solutions, Inc.	1,344	71,971
Texas Instruments, Inc.	528	102,506
Universal Display Corp.	720	65,995
		1,907,753
Software Publishers - 8.9%
Appian Corp. - Class A(a)	2,304	55,549
Applied Digital Corp.(a)	3,024	71,790
BigBear.ai Holdings, Inc.(a)	14,208	50,012

The accompanying notes are an integral part of these financial statements.

6

TRUTH SOCIAL AMERICAN NEXT FRONTIERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software Publishers - (Continued)
Block, Inc.(a)	1,488	$89,548
C3.ai, Inc. - Class A(a)	5,952	50,116
Cadence Design Systems, Inc.(a)	288	80,027
Dynatrace, Inc.(a)	2,064	76,327
Grid Dynamics Holdings, Inc.(a)	9,312	53,078
Mobileye Global, Inc. - Class A(a)	7,920	54,410
MongoDB, Inc.(a)	240	58,745
Onestream, Inc.(a)	5,088	122,112
Palantir Technologies, Inc. - Class A(a)	480	70,214
SoundHound AI, Inc. - Class A(a)	7,680	52,762
Synopsys, Inc.(a)	192	76,124
UiPath, Inc. - Class A(a)	5,040	55,944
		1,016,758
Support Activities for Mining - 1.1%
Oceaneering International, Inc.(a)	3,456	122,584
Ventilation, Heating, Air-Conditioning, and Commercial Refrigeration Equipment Manufacturing - 0.4%
NuScale Power Corp.(a)	4,608	49,951
TOTALCOMMON STOCKS (Cost $12,170,563)		10,569,968
REAL ESTATE INVESTMENT TRUSTS - 3.7%
Lessors of Real Estate - 3.7%
American Tower Corp.	528	91,122
Crown Castle, Inc.	1,056	85,863
Digital Realty Trust, Inc.	576	103,801
Equinix, Inc.	144	141,155
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $385,384)		421,941
TOTAL INVESTMENTS - 96.6% (Cost $12,555,947)		$10,991,909
Money Market Deposit Account - 3.5%(b)		395,762
Liabilities in Excess of Other Assets - (0.0)%(c)		(4,947)
TOTAL NET ASSETS - 100.0%		$11,382,724

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 2.56%.

(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

7

TRUTH SOCIAL AMERICAN RED STATE REITs ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 97.8%
Activities Related to Real Estate - 1.5%
Curbline Properties Corp.	1,470	$37,911
Lessors of Real Estate - 78.9%(a)
Agree Realty Corp.	1,190	89,702
American Healthcare REIT, Inc.	710	33,484
American Homes 4 Rent - Class A	2,010	56,119
Camden Property Trust	640	62,502
EastGroup Properties, Inc.	270	49,974
Equity LifeStyle Properties, Inc.	850	53,057
Essential Properties Realty Trust, Inc.	2,360	71,650
Farmland Partners, Inc.	3,780	42,449
FrontView REIT, Inc.	1,370	21,194
Independence Realty Trust, Inc.	4,010	59,709
InvenTrust Properties Corp.	1,820	55,437
Kite Realty Group Trust	4,640	113,912
Lamar Advertising Co. - Class A	970	122,860
Mid-America Apartment Communities, Inc.	750	91,590
National Health Investors, Inc.	1,420	114,821
NETSTREIT Corp.	7,380	138,965
NNN REIT, Inc.	4,920	206,788
Realty Income Corp.	2,950	180,481
Sila Realty Trust, Inc.	3,360	79,565
STAG Industrial, Inc.	2,010	72,481
UMH Properties, Inc.	5,850	84,416
VICI Properties, Inc.	7,080	193,426
		1,994,582
Offices of Real Estate Agents and Brokers - 17.4%
Broadstone Net Lease, Inc.	11,190	204,441
Four Corners Property Trust, Inc.	6,590	155,854
Invitation Homes, Inc.	3,220	80,017
		440,312
TOTALREAL ESTATE INVESTMENT TRUSTS (Cost $2,486,913)		2,472,805
TOTAL INVESTMENTS - 97.8% (Cost $2,486,913)		$2,472,805
Money Market Deposit Account - 1.6%(b)		40,485
Other Assets in Excess of Liabilities - 0.6%		15,650
TOTAL NET ASSETS - 100.0%		$2,528,940

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 2.56%.

The accompanying notes are an integral part of these financial statements.

8

TRUTH SOCIAL AMERICAN SECURITY & DEFENSE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Aerospace Product and Parts Manufacturing - 23.0%
AeroVironment, Inc.(a)	340	$62,237
Ducommun, Inc.(a)	102	12,444
General Dynamics Corp.	1,326	455,110
Lockheed Martin Corp.	1,054	637,027
RTX Corp.	3,808	734,563
Voyager Technologies, Inc. - Class A(a)	578	13,519
		1,914,900
Business Support Services - 0.4%
Amentum Holdings, Inc.(a)	1,122	29,262
Communications Equipment Manufacturing - 1.6%
Kratos Defense & Security Solutions, Inc.(a)	1,292	91,099
Napco Security Technologies, Inc.	306	12,053
Ondas, Inc.(a)	3,672	33,195
		136,347
Computer and Peripheral Equipment Manufacturing - 10.4%
Fortinet, Inc.(a)	4,590	375,095
Palo Alto Networks, Inc.(a)	3,026	485,128
		860,223
Computer Systems Design and Related Services - 10.8%
A10 Networks, Inc.	544	12,577
CACI International, Inc. - Class A(a)	170	92,458
F5, Inc.(a)	408	118,047
Gen Digital, Inc.	4,556	85,789
Leidos Holdings, Inc.	1,156	179,781
NetScout Systems, Inc.(a)	476	15,132
Parsons Corp.(a)	612	33,152
Science Applications International Corp.	408	38,727
VeriSign, Inc.	714	177,329
Zscaler, Inc.(a)	1,054	147,866
		900,858
Engine, Turbine, and Power Transmission Equipment Manufacturing - 1.8%
BWX Technologies, Inc.	748	152,958
Facilities Support Services - 0.2%
V2X, Inc.(a)	204	13,974
Investigation and Security Services - 0.5%
SentinelOne, Inc. - Class A(a)	3,128	40,289
Management of Companies and Enterprises - 1.4%
Karman Holdings, Inc.(a)	1,496	119,755

	Shares	Value
Management, Scientific, and Technical Consulting Services - 1.0%
Booz Allen Hamilton Holding Corp.	1,020	$79,591
Medical Equipment and Supplies Manufacturing - 0.8%
Cadre Holdings, Inc.	204	6,259
MSA Safety, Inc.	340	55,743
		62,002
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 12.8%
L3Harris Technologies, Inc.	1,326	457,669
Leonardo DRS, Inc.	884	39,356
Moog, Inc. - Class A	204	59,699
Northrop Grumman Corp.	748	510,315
		1,067,039
Other Fabricated Metal Product Manufacturing - 6.1%
Axon Enterprise, Inc.(a)	646	274,349
Curtiss-Wright Corp.	340	231,581
		505,930
Other Financial Investment Activities - 1.0%
Evolv Technologies Holdings, Inc.(a)	1,768	10,696
Planet Labs PBC(a)	2,550	71,273
		81,969
Other Heavy and Civil Engineering Construction - 0.4%
KBR, Inc.	952	35,091
Semiconductor and Other Electronic Component Manufacturing - 3.7%
Mercury Systems, Inc.(a)	374	27,268
nLight, Inc.(a)	476	27,142
OSI Systems, Inc.(a)	102	27,082
Teledyne Technologies, Inc.(a)	374	226,274
		307,766
Ship and Boat Building - 1.2%
Huntington Ingalls Industries, Inc.	272	103,333
Software Publishers - 20.5%
Akamai Technologies, Inc.(a)	1,258	144,481
BigBear.ai Holdings, Inc.(a)	4,352	15,319
Clear Secure, Inc. - Class A	646	31,273
Cloudflare, Inc. - Class A(a)	1,768	364,809
Commvault Systems, Inc.(a)	374	29,131
Crowdstrike Holdings, Inc. - Class A(a)	1,054	411,492
Okta, Inc.(a)	1,360	107,046
Palantir Technologies, Inc. - Class A(a)	3,536	517,246
Qualys, Inc.(a)	306	26,882

The accompanying notes are an integral part of these financial statements.

9

TRUTH SOCIAL AMERICAN SECURITY & DEFENSE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software Publishers - (Continued)
Rapid7, Inc.(a)	476	$2,623
SailPoint, Inc.(a)	884	11,704
Tenable Holdings, Inc.(a)	918	15,528
Varonis Systems, Inc.(a)	1,054	22,629
		1,700,163
TOTALCOMMON STOCKS (Cost $8,789,507)		8,111,450
TOTAL INVESTMENTS - 97.6% (Cost $8,789,507)		$8,111,450
Money Market Deposit Account - 2.4%(b)		202,593
Liabilities in Excess of Other Assets - 0.0%		(4,212)
TOTAL NET ASSETS - 100.0%		$8,309,831

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 2.56%.

The accompanying notes are an integral part of these financial statements.

10

TRUTH SOCIAL FUNDS
Statements of Assets and Liabilities
March 31, 2026 (Unaudited)

	Truth Social American Energy Security ETF	Truth Social American Icons ETF	Truth Social American Next Frontiers ETF	Truth Social American Red State REITs ETF	Truth Social American Security & Defense ETF
ASSETS:
Investments, at value	$9,702,510	$2,229,443	$10,991,909	$2,472,805	$8,111,450
Cash - interest bearing deposit account	93,687	39,644	395,762	40,485	202,593
Dividends receivable	2,438	2,670	855	17,183	1,081
Interest receivable	198	94	577	104	513
Total assets	9,798,833	2,271,851	11,389,103	2,530,577	8,315,637
LIABILITIES:
Payable to Adviser	5,635	1,509	6,379	1,637	5,806
Total liabilities	5,635	1,509	6,379	1,637	5,806
NET ASSETS	$ 9,793,198	$2,270,342	$11,382,724	$2,528,940	$8,309,831
Net Assets Consists of:
Paid-in capital	$7,931,833	$2,221,454	$12,969,934	$2,428,872	$8,826,557
Total distributable earnings/(accumulated losses)	1,861,365	48,888	(1,587,210)	100,068	(516,726)
Total net assets	$ 9,793,198	$2,270,342	$11,382,724	$2,528,940	$8,309,831
Net assets	$9,793,198	$2,270,342	$11,382,724	$2,528,940	$8,309,831
Shares issued and outstanding(a)	320,000	90,000	480,000	100,000	340,000
Net asset value per share	$30.60	$25.23	$23.71	$25.29	$24.44
Cost:
Investments, at cost	$8,121,223	$2,287,031	$12,555,947	$2,486,913	$8,789,507

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

11

TRUTH SOCIAL FUNDS
Statements of Operations
For the Period Ended March 31, 2026 (Unaudited)

	Truth Social American Energy Security ETF(a)	Truth Social American Icons ETF(a)	Truth Social American Next Frontiers ETF(a)	Truth Social American Red State REITs ETF(a)	Truth Social American Security & Defense ETF(a)
INVESTMENT INCOME:
Dividend income	$58,394	$15,977	$11,858	$37,377	$21,718
Interest income	574	323	1,406	334	1,552
Total investment income	58,968	16,300	13,264	37,711	23,270
EXPENSES:
Investment advisory fee	14,496	4,829	19,019	4,991	16,794
Total expenses	14,496	4,829	19,019	4,991	16,794
NET INVESTMENT INCOME (LOSS)	44,472	11,471	(5,755)	32,720	6,476
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	—	—	4,979	—	—
In-kind redemptions	281,064	104,843	(22,396)	100,764	162,385
Net realized gain (loss)	281,064	104,843	(17,417)	100,764	162,385
Net change in unrealized appreciation (depreciation) on:
Investments	1,581,287	(57,588)	(1,564,038)	(14,108)	(678,057)
Net change in unrealized appreciation (depreciation)	1,581,287	(57,588)	(1,564,038)	(14,108)	(678,057)
Net realized and unrealized gain (loss)	1,862,351	47,255	(1,581,455)	86,656	(515,672)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,906,823	$58,726	$(1,587,210)	$119,376	$(509,196)

(a)	Inception date of the Fund was December 29, 2025.
The accompanying notes are an integral part of these financial statements.

12

TRUTH SOCIAL FUNDS
Statements of Changes in Net Assets

	Truth Social American Energy Security ETF	Truth Social American Icons ETF	Truth Social American Next Frontiers ETF	Truth Social American Red State REITs ETF
	Period Ended March 31, 2026(a) (Unaudited)	Period Ended March 31, 2026(a) (Unaudited)	Period Ended March 31, 2026(a) (Unaudited)	Period Ended March 31, 2026(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$44,472	$11,471	$(5,755)	$32,720
Net realized gain (loss)	281,064	104,843	(17,417)	100,764
Net change in unrealized appreciation (depreciation)	1,581,287	(57,588)	(1,564,038)	(14,108)
Net increase (decrease) in net assets from operations	1,906,823	58,726	(1,587,210)	119,376
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(45,458)	(9,838)	—	(19,308)
Total distributions to shareholders	(45,458)	(9,838)	—	(19,308)
CAPITAL TRANSACTIONS:
Shares sold	9,943,137	3,803,606	15,001,078	3,774,737
Shares redeemed	(2,011,304)	(1,582,152)	(2,031,144)	(1,345,865)
Net increase (decrease) in net assets from capital transactions	7,931,833	2,221,454	12,969,934	2,428,872
NET INCREASE (DECREASE) IN NET ASSETS	9,793,198	2,270,342	11,382,724	2,528,940
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$9,793,198	$2,270,342	$11,382,724	$2,528,940
SHARES TRANSACTIONS
Shares sold	390,000	150,000	560,000	150,000
Shares redeemed	(70,000)	(60,000)	(80,000)	(50,000)
Total increase (decrease) in shares outstanding	320,000	90,000	480,000	100,000

(a)	Inception date of the Fund was December 29, 2025.
The accompanying notes are an integral part of these financial statements.

13

TRUTH SOCIAL FUNDS
Statements of Changes in Net Assets (Continued)

Truth Social American Security & Defense ETF
Period Ended March 31, 2026(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$6,476
Net realized gain (loss)	162,385
Net change in unrealized appreciation (depreciation)	(678,057)
Net increase (decrease) in net assets from operations	(509,196)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(7,530)
Total distributions to shareholders	(7,530)
CAPITAL TRANSACTIONS:
Shares sold	13,738,087
Shares redeemed	(4,911,530)
Net increase (decrease) in net assets from capital transactions	8,826,557
NET INCREASE (DECREASE) IN NET ASSETS	8,309,831
NET ASSETS:
Beginning of the period	—
End of the period	$8,309,831
SHARES TRANSACTIONS
Shares sold	530,000
Shares redeemed	(190,000)
Total increase (decrease) in shares outstanding	340,000

(a)	Inception date of the Fund was December 29, 2025.
The accompanying notes are an integral part of these financial statements.

14

TRUTH SOCIAL AMERICAN ENERGY SECURITY ETF
FINANCIAL HIGHLIGHTS

Period Ended March 31, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.14
Net realized and unrealized gain (loss) on investments(c)	5.59
Total from investment operations	5.73
LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)
Total distributions	(0.13)
Net asset value, end of period	$30.60
Total return(d)	22.96%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$9,793
Ratio of expenses to average net assets(e)	0.65%
Ratio of net investment income (loss) to average net assets(e)	1.99%
Portfolio turnover rate(d)(f)	0%

(a)	Inception date of the Fund was December 29, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

15

TRUTH SOCIAL AMERICAN ICONS ETF
FINANCIAL HIGHLIGHTS

Period Ended March 31, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.10
Net realized and unrealized gain (loss) on investments(c)	0.21
Total from investment operations	0.31
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)
Total distributions	(0.08)
Net asset value, end of period	$25.23
Total return(d)	1.23%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,270
Ratio of expenses to average net assets(e)	0.65%
Ratio of net investment income (loss) to average net assets(e)	1.54%
Portfolio turnover rate(d)(f)	0%

(a)	Inception date of the Fund was December 29, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

16

TRUTH SOCIAL AMERICAN NEXT FRONTIERS ETF
FINANCIAL HIGHLIGHTS

Period Ended March 31, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	(1.28)
Total from investment operations	(1.29)
Net asset value, end of period	$23.71
Total return(d)	−5.14%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$11,383
Ratio of expenses to average net assets(e)	0.65%
Ratio of net investment income (loss) to average net assets(e)	(0.20)%
Portfolio turnover rate(d)(f)	0%

(a)	Inception date of the Fund was December 29, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

17

TRUTH SOCIAL AMERICAN RED STATE REITs ETF
FINANCIAL HIGHLIGHTS

Period Ended March 31, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.28
Net realized and unrealized gain (loss) on investments(c)	0.17
Total from investment operations	0.45
LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)
Total distributions	(0.16)
Net asset value, end of period	$25.29
Total return(d)	1.79%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,529
Ratio of expenses to average net assets(e)	0.65%
Ratio of net investment income (loss) to average net assets(e)	4.26%
Portfolio turnover rate(d)(f)	0%

(a)	Inception date of the Fund was December 29, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

18

TRUTH SOCIAL AMERICAN SECURITY & DEFENSE ETF
FINANCIAL HIGHLIGHTS

Period Ended March 31, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.02
Net realized and unrealized gain (loss) on investments(c)	(0.56)
Total from investment operations	(0.54)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)
Total distributions	(0.02)
Net asset value, end of period	$24.44
Total return(d)	−2.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$8,310
Ratio of expenses to average net assets(e)	0.65%
Ratio of net investment income (loss) to average net assets(e)	0.25%
Portfolio turnover rate(d)(f)	0%

(a)	Inception date of the Fund was December 29, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

19

TRUTH SOCIAL FUNDS
Notes to Financial Statements
March 31, 2026 (Unaudited)
1. ORGANIZATION
The Truth Social American Energy Security ETF (“TSES”), Truth Social American Icons ETF (“TSIC”), Truth Social American Next Frontiers ETF (“TSNF”), Truth Social American Red State REITs ETF (“TSRS”), and Truth Social American Security & Defense ETF (“TSSD”) (each, a “Fund,” and collectively, the “Funds”) are each a series of Truth Social Funds (the “Trust”). The Trust was organized as an Ohio business trust on October 8, 2025. Each Fund is classified as a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TSES commenced operations on December 29, 2025, and that is the date the initial creation units were established. The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Truth SocialTM – Yorkville American Energy Security Index. TSIC commenced operations on December 29, 2025, and that is the date the initial creation units were established. The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Truth SocialTM – Yorkville American Icons Index. TSNF commenced operations on December 29, 2025, and that is the date the initial creation units were established. The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Truth SocialTM – Yorkville American Next Frontiers Index. TSRS commenced operations on December 29, 2025, and that is the date the initial creation units were established. The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Market VectorTM iREIT Red State® REITs Index. TSSD commenced operations on December 29, 2025, and that is the date the initial creation units were established. The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Truth SocialTM – Yorkville American Security & Defense Index.
Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 10,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with PINE Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Each Fund currently offers one class of shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. Each Fund charges $250 for the standard fixed creation fee, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the total value of the Creation Units subject to the transaction. Variable fees received by each Fund are displayed in the Capital Share Transactions section of the Statements of Changes in Net Assets
Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges with respect to such Fund.
There were no variable fees charged in any Fund during the period ended March 31, 2026.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is a registered investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

20

TRUTH SOCIAL FUNDS
Notes to Financial Statements
March 31, 2026 (Unaudited)(Continued)
The following is a summary of significant accounting policies followed by each Fund in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Security Transactions and Investment Income: Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of specific identification. Dividend income and income from underlying investment companies is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities.
Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. Each Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends.
Federal Income Taxes: The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the period ended March 31, 2026, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended March 31, 2026, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the period ended March 31, 2026, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities for the prior three fiscal years.
Currency Translation: Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the Funds’ Statements of Operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Share Valuation: The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.
Guarantees and Indemnifications: The Funds indemnify their officers and trustees for certain liabilities that may arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on industry experience, the Funds expect that risk of loss to be remote.
Reclassification of Capital Accounts: U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.
Segment Reporting: In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), each Fund has evaluated its business activities, and each Fund has determined that it operates as a single reportable segment.

21

TRUTH SOCIAL FUNDS
Notes to Financial Statements
March 31, 2026 (Unaudited)(Continued)
The Funds’ investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker (“CODM”). The Principal Financial Officer is responsible for assessing the Funds’ financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregate basis, rather than by separate segments. As such, each Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.
Each Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.
Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.
Subsequent Events: The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or disclosures were required to the financial statements.
3. SECURITIES VALUATION
Investment Valuation: Each Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national securities exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices.
Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.
Deposit accounts are valued at acquisition cost, which approximates fair value. Market quotations and indicative bids are obtained from outside pricing services. Additionally, the Funds’ Board of Trustees (the “Board”) has designated Yorkville American Equities, LLC (the “Adviser”) to serve as the valuation designee, pursuant to Rule 2a-5 under the 1940 Act, to perform the fair value determinations relating to any or all Fund investments. Accordingly, if a market quotation is not readily available or otherwise becomes unreliable, the Adviser will determine in good faith the price of the security held by the Funds based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board. In addition, the Adviser may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Funds’ NAV’s are calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Foreign exchanges typically close before the time at which Fund share prices are calculated and may be closed altogether on some days when shares of the Funds are traded. Significant events affecting a foreign security may include, but are not limited to: corporate actions, earnings announcements, litigation or other events impacting a single issuer; governmental action that affects securities in one sector or country; natural disasters or armed conflicts affecting a country or region; or significant domestic or foreign market fluctuations.
Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

22

TRUTH SOCIAL FUNDS
Notes to Financial Statements
March 31, 2026 (Unaudited)(Continued)
Fair Valuation Measurement: The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2026:
TSES

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$9,702,510	$—	$—	$9,702,510
Total Investments	$9,702,510	$—	$—	$9,702,510

Refer to the Schedule of Investments for further disaggregation of investment categories.
TSIC

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,229,443	$—	$—	$2,229,443
Total Investments	$2,229,443	$—	$—	$2,229,443

Refer to the Schedule of Investments for further disaggregation of investment categories.
TSNF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$10,569,968	$—	$—	$10,569,968
Real Estate Investment Trusts	421,941	—	—	421,941
Total Investments	$10,991,909	$—	$—	$10,991,909

Refer to the Schedule of Investments for further disaggregation of investment categories.

23

TRUTH SOCIAL FUNDS
Notes to Financial Statements
March 31, 2026 (Unaudited)(Continued)
TSRS

	Level 1	Level 2	Level 3	Total
Investments:
Real Estate Investment Trusts	$2,472,805	$—	$—	$2,472,805
Total Investments	$2,472,805	$—	$—	$2,472,805

Refer to the Schedule of Investments for further disaggregation of investment categories.
TSSD

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$8,111,450	$—	$—	$8,111,450
Total Investments	$8,111,450	$—	$—	$8,111,450

Refer to the Schedule of Investments for further disaggregation of investment categories.
Accounting Pronouncement: The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”). Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect the Funds’ financial positions or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when significant income taxes are paid.
4. RELATED PARTY TRANSACTIONS
Under the Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Funds (the “Investment Advisory Agreement”), the Adviser is responsible for the day-to-day management of the Funds’ investments. The Adviser furnishes the Funds with office space and certain administrative services, provides guidance and policy direction in connection with its daily management of the Funds’ assets, and is responsible for oversight of the Sub-Adviser. For its services, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly, at the annual rate of 0.65% of the Funds’ average daily net assets. The Adviser has retained Tuttle Capital Management, LLC (the “Sub-Adviser”) to provide sub-advisory services for the Funds. The Sub-Adviser will provide the day-to-day portfolio management and trading services for each Fund. Pursuant to the sub-advisory agreement, the Sub-Adviser is also responsible for the selection, acquisition, and disposition of portfolio securities. For its services, the Sub-Adviser is paid a sub-advisory fee by the Adviser, which is calculated daily and payable monthly, at the annual rate of 0.03% of average daily nets assets for the first $500 million of assets, 0.025% of the Funds’ average daily net assets for the next $500 million of assets, and 0.02% of the Funds’ average daily net assets in excess of $1 billion.
5. SERVICE AND CUSTODY AGREEMENTS
The Funds have entered into Service Agreements with Commonwealth Fund Services, Inc. (“CFS”) and U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, and a Custody Agreement with U.S. Bank, N.A. (“USB”), an affiliate of Fund Services. Under these agreements, CFS, Fund Services and USB provide certain transfer agency, administrative, accounting and custody services and are paid by the Adviser under the unitary fee arrangement noted above.
The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
The Board has adopted a distribution and shareholder service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No Rule 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees.

24

TRUTH SOCIAL FUNDS
Notes to Financial Statements
March 31, 2026 (Unaudited)(Continued)
6. INVESTMENT TRANSACTIONS
For the period ended March 31, 2026, the aggregate purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

Fund	Purchases	Sales
TSES	$9,830,476	$1,989,861
TSIC	$3,737,528	$1,555,341
TSNF	$14,763,733	$2,190,368
TSRS	$3,709,261	$1,323,113
TSSD	$13,425,239	$4,798,117

For the period ended March 31, 2026, in-kind transactions associated with creations and redemptions were as follows:

Fund	Purchases	Sales
TSES	$9,830,476	$1,989,861
TSIC	$3,737,528	$1,555,341
TSNF	$14,763,733	$1,997,888
TSRS	$3,709,261	$1,323,113
TSSD	$13,425,239	$4,798,117

For the period ended March 31, 2026, the Funds realized the following net capital gains or losses resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash.

Fund	Realized Gains (Losses) from In-Kind Redemptions
TSES	$ 281,064
TSIC	$ 104,843
TSNF	$(22,396)
TSRS	$ 100,764
TSSD	$ 162,385

For the period ended March 31, 2026, there were no long-term purchases or sales of U.S. Government Securities for the Funds.
7. INCOME TAX INFORMATION
The tax character of distributions paid by the Funds during the period ended March 31, 2026 were as follows:

Ordinary Income
Fund	Period Ended March 31, 2026
TSES	$45,458
TSIC	$9,838
TSNF	$—
TSRS	$19,308
TSSD	$7,530

8. SECURITIES LENDING
Each Fund may lend portfolio securities to certain credit-worthy borrowers. The borrowers provide collateral that is maintained in an amount at least equal to the current value of the securities loaned. Each Fund may terminate a loan at any time and obtain the return of the securities loaned. A Fund receives the value of any interest or cash or non-cash distributions paid on the securities that is lends. Distributions received on loaned securities in lieu of dividend payments

25

TRUTH SOCIAL FUNDS
Notes to Financial Statements
March 31, 2026 (Unaudited)(Continued)
(i.e., substitute payments) would not be considered qualified dividend income. With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.
A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Fund in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program.
Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), gap risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return the Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.
During the period ended March 31, 2026, there was no securities lending activity in the Funds.
9. CERTAIN RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect the Funds’ net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.
Equity Securities Risk. Since it purchases equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Funds.
Investment Risk. As with all investments, investments in the Funds are subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Funds’ NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Cash Redemption Risk. The Funds generally redeem shares for cash or otherwise include cash as part of their redemption proceeds. The Funds may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Funds to recognize a capital gains that they might not have recognized if they had made a redemption in kind. As a result, the Funds may pay out higher annual capital gain distributions than if the Funds redeemed shares in kind.
Passive Strategy/Index Risk. The Funds are not actively managed. Rather, the Funds attempt to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Funds will hold constituent securities of the Underlying Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining

26

TRUTH SOCIAL FUNDS
Notes to Financial Statements
March 31, 2026 (Unaudited)(Continued)
investments in securities regardless of market conditions or the performance of individual securities could cause the Funds’ return to be lower than if the Funds employed an active strategy.
Index Tracking Risk. While the Funds are intended to track the performance of the Underlying Index as closely as possible (i.e., to achieve a high degree of correlation with the Underlying Index), the Funds’ return may not match or achieve a high degree of correlation with the return of the Underlying Index due to expenses and transaction costs incurred in adjusting the Portfolio. In addition, it is possible that the Funds may not always fully replicate the performance of the Underlying Index due to the unavailability of certain Index Securities in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted).
Cyber Security Risk. The Funds are susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Funds to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Funds to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Funds’ digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Funds invests or the Funds’ third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Funds to many of the same risks associated with direct cyber security breaches. Although the Funds have established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Funds do not directly control the cyber security systems of issuers or third-party service providers.
Concentration Risk. To the extent the Underlying Index concentrates in an industry or group of Industries, the Funds will also be concentrated in such industry or group of industries. In this regard, the Funds may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Funds’ investments more than the market as a whole, to the extent that the Funds’ investments are focused in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.
ETF Structure Risk. The Funds are structured as an ETF and is therefore subject to special risks. Such risks include:
Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.
Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.
Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: () APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Notes to Financial Statements
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Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.
Non-Diversification Risk. The Funds are considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Funds invest a significant percentage of its assets in a limited number of issuers, the Funds are subject to the risks of investing in those few issuers and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Funds shares than would occur in a diversified fund.
New Fund Risk. As of the date of this prospectus, the Funds have no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Funds’ market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.
New Adviser Risk. The Adviser is a recently formed investment adviser and has not previously served as an adviser to an exchange-traded fund. Although the Adviser’s principals, affiliates, and the Fund’s portfolio managers have substantial experience managing pooled investment vehicles and implementing comparable investment processes, the Adviser is a new entity with limited operating history, which may create risks. For example, the Adviser has not yet been tested in its capacity to oversee the day-to-day operations of an ETF, including managing the unique regulatory, operational, trading, portfolio-construction, and compliance requirements applicable to exchange-traded products. As a newly established adviser, the Adviser may have limited resources, personnel, or operational infrastructure relative to more established firms, which could adversely affect its ability to implement the Funds’ investment strategy, monitor counterparties and service providers, or respond effectively to market, operational, or regulatory challenges. There can be no assurance that the Adviser’s systems, policies, procedures, or internal controls will operate as intended in the ETF context, or that the Adviser will successfully manage the Funds in all market conditions. The Funds may be negatively impacted if the Adviser is unable to scale its operations, retain key personnel, or develop and maintain the capabilities necessary to support the Funds’ ongoing activities.
Truth Social American Energy Security ETF
Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
•
Energy Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the energy sector. Companies operating in the energy sector are subject to risks including, but not limited to, economic growth, worldwide demand, political instability in the regions that the companies operate, government regulation stipulating rates charged by utilities, interest rate sensitivity, oil price volatility, energy conservation, environmental policies, depletion of resources, and the cost of providing the specific utility services and other factors that they cannot control.

Industry Focus Risk. The Fund from time to time may be focused to a significant degree in securities of issuers located in a single industry or industry group. By focusing its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
•
Oil and Gas Companies Risk. The profitability of oil and gas companies is related to worldwide energy prices, including all sources of energy, and exploration and production costs. The price of oil and gas, the earnings of oil and gas companies, and the value of such companies’ securities can be extremely volatile. Such companies are also subject to risks of changes in commodity prices, changes in the global supply of and

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Notes to Financial Statements
March 31, 2026 (Unaudited)(Continued)
demand for oil and gas, interest rates, exchange rates, the price of oil and gas, the prices of competitive energy services, the imposition of import controls, world events, friction with certain oil-producing countries and between the governments of the United States and other major exporters of oil to the United States, actions of OPEC, negative perception and publicity, depletion of resources, development of alternative energy sources, energy conservation, technological developments, labor relations and general economic conditions, as well as market, economic and political risks of the countries where oil and gas companies are located or do business, fluctuations caused by events relating to international politics, including political instability, expropriation, social unrest and acts of war, acts of terrorism, energy conservation, the success of exploration projects and tax and other governmental regulatory policies. Oil and gas companies operate in a highly competitive and cyclical industry, with intense price competition. A significant portion of their revenues may depend on a relatively small number of customers, including governmental entities and utilities.
Oil and gas companies are exposed to significant and numerous operating hazards. Oil and gas equipment and services, as well as oil and gas exploration and production, can be significantly affected by natural disasters and adverse weather conditions in the regions in which they operate. The revenues of oil and gas companies may be negatively affected by contract termination and renegotiation. Oil and gas companies are subject to, and may be adversely affected by, extensive federal, state, local and foreign laws, rules and regulations. Oil and gas exploration and production companies may also be adversely affected by environmental damage claims and other types of litigation. Laws and regulations protecting the environment may expose oil and gas companies to liability for the conduct of or conditions caused by others or for acts that complied with all applicable laws at the time they were performed. The international operations of oil and gas companies expose them to risks associated with instability and changes in economic and political conditions, social unrest and acts of war, foreign currency fluctuations, changes in foreign regulations and other risks inherent to international business. Such companies may also have significant capital investments or operations in, or engage in transactions involving, emerging market countries, which may increase these risks.
•
Renewable Energy Companies Risk. Renewable energy companies can be significantly affected by the following factors: obsolescence of existing technology, short product cycles, legislation resulting in more strict government regulations and enforcement policies, fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects, the supply of and demand for oil and gas, world events and economic conditions. In addition, shares of renewable energy companies have been significantly more volatile than shares of companies operating in other more established industries and such securities may be subject to sharp price declines. The renewable energy industry is relatively nascent in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk.

•
Utility Companies Risk. Utilities companies include companies that produce or distribute gas, electricity or water. These companies are subject to the risk of the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital markets’ ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may negatively affect utilities companies.

•
Alternative Energy Companies Risk. The alternative energy and clean technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Further, these industries can be significantly affected by intense competition and legislation resulting in more strict government regulations and enforcement policies. They can also be significantly affected by fluctuations in energy prices and the change in alternative energy needs, energy conservation efforts, the success of exploration projects, tax incentives, subsidies and other government regulations, as well as world events and economic conditions.

•
Nuclear Energy Companies Risk. Nuclear energy companies may face considerable risk as a result of incidents and accidents, breaches of security, ill-intentioned acts of terrorism, natural disasters (such as floods or earthquakes), equipment malfunctions or mishandling in storage, handling, transportation, treatment or

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Notes to Financial Statements
March 31, 2026 (Unaudited)(Continued)
conditioning of substances and nuclear materials. Such events could have serious consequences, especially in case of radioactive contamination and irradiation of the environment, for the general population, as well as a material, negative impact on the Fund’s portfolio companies and thus the Fund’s financial situation. In addition, nuclear energy companies are subject to competitive risk associated with the prices of other energy sources, such as natural gas and oil. Consumers of nuclear energy may have the ability to switch between nuclear energy and other energy sources and, as a result, during periods when competing energy sources are less expensive, the revenues of nuclear energy companies may decline with a corresponding impact on earnings.
Truth Social American Icons ETF
Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
•
Consumer Discretionary Sector Risk. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, including the functioning of the global supply chain, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on a company’s profitability. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

Industry Focus Risk. The Fund from time to time may be focused to a significant degree in securities of issuers located in a single industry or industry group. By focusing its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
•
Retail Industry Risk. Companies in the retail industry are highly sensitive to changes in consumer spending patterns, competitive pricing pressure, supply chain and inventory management challenges, labor availability and costs, and risks related to online fulfillment and digital platforms. Adverse macroeconomic conditions, inflationary pressures, or disruptions in supply and logistics can significantly impact retail sales and profitability.

•
Automotive Industry Risk. Companies in the automotive industry face cyclical demand that is affected by consumer confidence, interest rates, and fuel prices. The industry also requires large ongoing investments in new technologies such as electrification and autonomous driving. Participants are subject to risks related to raw material and supply shortages, product recalls, stringent environmental and safety regulations, and global geopolitical conditions that can disrupt production and sales.

•
Food and Beverage Industry Risk. Companies in the food and beverage industry are exposed to volatility in the prices of agricultural commodities, packaging, transportation, and labor. Consumer preferences are changing rapidly, including growing demand for healthier products and reduced sugar content, while governments increasingly impose regulations such as sugar taxes and marketing restrictions. Companies must also manage risks related to water scarcity and environmental sustainability, which can affect production and brand reputation.

•
Apparel and Consumer Goods Industry Risk. Companies in the apparel and consumer goods industry depend heavily on brand reputation, product innovation, and the ability to anticipate consumer fashion and lifestyle

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Notes to Financial Statements
March 31, 2026 (Unaudited)(Continued)
trends. These companies face risks from intense global competition, rapid shifts in consumer demand, counterfeit products, and reliance on third-party manufacturing and distribution partners. They are also exposed to foreign currency fluctuations, trade restrictions, and supply chain disruptions that can adversely affect operations.
Truth Social American Next Frontiers ETF
Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
•
Information Technology Sector Risk. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Industry Focus Risk. The Fund from time to time may be focused to a significant degree in securities of issuers located in a single industry or industry group. By focusing its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
•
Model, Data and Machine Learning Investing Risk. The Adviser relies heavily on data and models which uses machine-learning/artificial Intelligence ("AI") technology and quantitative techniques to develop asset and stock weightings and trend analysis. AI technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that such AI utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error – potentially materially so – and could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of the AI technology and the Adviser’s ability use it in its investment decision-making process. If the models and data relied on by the Adviser include data that is stale, missing or unavailable, investment decisions made on such data could be flawed and not produce the intended result thereby exposing the Fund to a risk of loss.

•
Digital Asset Sector Risk. The trading prices of many digital assets, including cryptocurrencies, have experienced extreme volatility in recent periods and may continue to do so. Such volatility could materially and adversely affect the value of the Fund’s investments, and the Fund’s shares could lose all or substantially all of their value.

Digital assets, including cryptocurrencies, represent a new and rapidly evolving sector, and their long-term viability remains uncertain. These assets are typically bearer instruments; as such, the loss, theft, destruction, or compromise of the associated private keys required to access or transfer digital assets could result in the permanent loss of those assets. The development and adoption of blockchain and other distributed ledger technologies are still in early stages, and there is no assurance that widespread adoption will occur.

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Notes to Financial Statements
March 31, 2026 (Unaudited)(Continued)
The value of digital assets is determined by supply and demand dynamics in largely unregulated global markets, which primarily consist of electronic trading and digital asset platforms. These platforms often lack the robust regulatory oversight that governs traditional securities exchanges, increasing the risks of fraud, manipulation, market disruptions, and operational failures. In addition, trading venues may face cybersecurity threats, data breaches, and other systemic vulnerabilities that could negatively impact market confidence or asset valuations.
Cryptocurrencies, which are a subset of digital assets, are often described as alternative forms of money but are not widely accepted as a medium of exchange, are not issued or backed by any government or central authority, and do not constitute legal tender. The regulatory landscape for digital assets is rapidly evolving in the United States and globally. Changes in laws, regulations, or governmental policies may significantly affect the development and use of digital assets, including the potential for restrictions, increased compliance costs, or outright bans.
In addition, governance challenges within digital asset networks may impair their ability to scale or adapt. If key updates or protocol changes do not receive sufficient support from users or validators, it may negatively impact the continued operation, security, or adoption of the digital asset.
•
Nuclear Energy Companies Risk. Nuclear energy companies may face considerable risk as a result of incidents and accidents, breaches of security, ill-intentioned acts of terrorism, natural disasters (such as floods or earthquakes), equipment malfunctions or mishandling in storage, handling, transportation, treatment or conditioning of substances and nuclear materials. Such events could have serious consequences, especially in case of radioactive contamination and irradiation of the environment, for the general population, as well as a material, negative impact on the Fund’s portfolio companies and thus the Fund’s financial situation. In addition, nuclear energy companies are subject to competitive risk associated

Truth Social American Red State REITs ETF
Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
•
Real Estate Sector Risk. The real estate sector contains companies operating in real estate development and operation, as well as companies related to the real estate sector, including REITs. Investments in securities of these companies are subject to risks such as: fluctuations in the value of the underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; changes in the availability, cost and terms of mortgage funds; increased competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences, including the impact of changes in environmental laws. The real estate sector is particularly sensitive to economic downturns and changes to interest rates.

Industry Focus Risk. The Fund from time to time may be focused to a significant degree in securities of issuers located in a single industry or industry group. By focusing its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
•
REITs Industry Risk. The Fund invests primarily in Real Estate Investment Trusts ("REITs"). REITs are subject to the risks of the real estate market in general, including declines in property values, fluctuations in rental income, changes in interest rates, increased competition, and the costs and potential liabilities associated with owning, operating, and financing properties. The value of REIT securities may also be affected by changes in tax and regulatory requirements, including those applicable to the favorable tax treatment that REITs receive under the Internal Revenue Code. REITs may be affected by their failure to qualify for such treatment, or by changes in laws or regulations affecting their operations. In addition, REITs

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Notes to Financial Statements
March 31, 2026 (Unaudited)(Continued)
are often dependent on the management skill of their operators, may not be diversified, and are subject to heavy cash flow dependency. Equity REITs may be more sensitive to changes in the value of underlying properties, while mortgage REITs may be more sensitive to interest rate and credit risks. As a result, the Fund may be more volatile than funds with broader diversification across industries.
Truth Social American Security & Defense ETF
Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
•
Security Intelligence Sector Risk. Companies that develop and provide security intelligence products and services, including security software, surveillance technologies, biometric identification systems, and related security solutions, are subject to unique risks. These companies face rapid technological change, evolving regulatory frameworks, and heightened public and governmental scrutiny regarding data privacy and civil liberties. Demand for their products may be influenced by government policies, national security concerns, or responses to specific events, which can be unpredictable. In addition, such companies may be vulnerable to reputational risks if their products are associated with misuse, surveillance controversies, or security failures. These factors could adversely affect the business operations and profitability of companies in the Index and, in turn, the Fund’s performance.

Industry Focus Risk. The Fund from time to time may be focused to a significant degree in securities of issuers located in a single industry or industry group. By focusing its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
•
Aerospace and Defense Industry Risk. Companies in the aerospace and defense industry may be significantly affected by government spending priorities, procurement policies, and the availability of defense contracts. Their revenues are often heavily dependent on a limited number of customers, primarily the U.S. government and its agencies. Reductions in defense budgets, cancellations or delays of government projects, or changes in defense policy could negatively impact such companies. In addition, these companies may be affected by cost overruns, product liability claims, supply chain disruptions, and intense global competition. Geopolitical developments, including military conflicts, terrorism, and shifts in international relations, can also create volatility in the industry. Environmental and safety regulations, export restrictions, and reputational risks associated with the use of defense products may further adversely affect the operations and profitability of aerospace and defense companies.

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Additional Information (Unaudited)
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Adviser has agreed to pay all operating expenses of the Funds pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Advisory and Sub-Advisory Agreements
This disclosure pertains to the Truth Social American Energy Security ETF, the Truth Social American Icons ETF, the Truth Social Next Frontiers ETF, the Truth Social Security & Defense ETF, and the Truth Social American Red State REITs ETF (each, a “Truth Social ETF” or together, the “Truth Social ETFs”).
At a meeting held on October 29, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of the Truth Social Funds (the “Trust”) considered the approval of the proposed Investment Advisory Agreement (the “Yorkville Advisory Agreement”) between the Trust and Yorkville America Equities, LLC (“Yorkville” or the “Adviser”) with respect to each Truth Social ETF; and the proposed Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) among the Trust, Yorkville and Tuttle Capital Management, LLC (“TCM” or the “Sub-Adviser”), with respect to each Truth Social ETF. The Board reflected on its discussions with the representatives from Yorkville and TCM earlier in the Meeting regarding the manner in which each Truth Social ETF is to be managed and the roles and responsibilities of Yorkville under the Yorkville Advisory Agreement and TCM under the Sub-Advisory Agreement (collectively, the “Advisory Agreements”).
The Trustees reviewed a memorandum from Trust Counsel (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of the Advisory Agreements, and the responses of Yorkville and TCM to requests for information from Trust Counsel on behalf of the Board, each of which had been provided to the Trustees in advance of the Meeting. Trust Counsel noted that the responses included information on the personnel of and services to be provided by Yorkville and TCM, an expense comparison analysis for each Truth Social ETF and comparable ETFs, and the Advisory Agreements. The Trustees discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services to be provided by Yorkville and TCM; (ii)  the costs of the services to be provided and profits to be realized by each of Yorkville and TCM from its relationship with the Truth Social ETFs; (iii) the extent to which economies of scale would be realized if each Truth Social ETF grows and whether advisory fee levels reflect those economies of scale for the benefit of its investors; and (iv) possible conflicts of interest and other benefits. The Board noted that the Truth Social ETFs had not yet commenced investment operations and did not have a performance record.
In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared for presented at the Meeting. The Board requested or was provided with information and reports relevant to the approval of Advisory Agreements, including: (i) information regarding the services and support to be provided by Yorkville and TCM to each Truth Social ETF and its shareholders; (ii) presentations by management of Yorkville and TCM addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing each of the Truth Social ETFs; (iii) information pertaining to the compliance structures of Yorkville and of TCM; (iv) disclosure information contained in the Truth Social ETFs’ registration statement and Yorkville’s and TCM’s Form ADVs, and/or their policies and procedures; and (v) the memorandum from Trust Counsel that summarized the

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Additional Information (Unaudited)(Continued)
fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.
The Board considered that it also requested and received various informational materials including, without limitation: (i) documents containing information about Yorkville and TCM, including financial information, information on personnel and the services to be provided by Yorkville and TCM to the Truth Social ETFs, each firm’s compliance program, information on any current legal matters, and other general information; (ii) projected expenses of each Truth Social ETF and comparative expense information for other ETFs with strategies similar to each Truth Social ETF prepared by an independent third party; (iii) the anticipated effect of size on each Truth Social ETF’s performance and expenses; and (iv) benefits anticipated to be realized by Yorkville and TCM from their relationship with the Truth Social ETFs.
The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreements, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Advisory Agreements, the Trustees considered numerous factors, including:
The nature, extent, and quality of the services to be provided by Yorkville and TCM.
In this regard, the Board considered the responsibilities of Yorkville and TCM under its respective Advisory Agreement. The Board reviewed the services to be provided by Yorkville and TCM to each Truth Social ETF, including, without limitation, the processes of Yorkville and TCM for assuring compliance with each Truth Social ETF’s investment objectives and limitations; TCM’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by Yorkville for the Truth Social ETFs with TCM and among the service providers; and the anticipated efforts of Yorkville to promote each Truth Social ETF and grow its assets. The Board considered: the staffing, personnel, and methods of operating Yorkville and TCM; the education and experience of Yorkville’s and TCM’s personnel; and information provided regarding Yorkville’s and TCM’s compliance programs, and each’s policies and procedures. The Board considered that Yorkville had recently commenced operations and has not previously managed investment strategies similar to that of the Truth Social ETFs; and that, while TCM does not advise or sub-advise any client accounts with the same investment strategies as the Truth Social ETFs, TCM acts as an adviser and as a sub-adviser to many ETFs, including index ETFs, and provides services substantially similar to those that TCM would provide to the Truth Social ETFs. The Board also considered the methods to be utilized by Yorkville in supervising TCM as a sub-adviser to the Trust Social ETFs and the relationship between Yorkville and TCM. After reviewing the foregoing and further information from Yorkville and TCM, the Board concluded that the quality, extent, and nature of the services to be provided by Yorkville and TCM were satisfactory and adequate for each Truth Social ETF.
The investment performance of the Truth Social ETFs.
The Board noted that the Truth Social ETFs had not yet commenced operations and therefore the Truth Social ETFs do not have performance records.
The costs of services to be provided and profits to be realized by Yorkville and TCM from the relationship with the Truth Social ETFs.
In this regard, the Board considered Yorkville’s and TCM’s financial condition and its level of commitment to each Truth Social ETF. The Board also considered the projected assets and proposed expenses of each Truth Social ETF, including the nature and frequency of advisory payments. The Trustees noted the information on projected profitability provided by Yorkville and by TCM. The Trustees considered each Truth Social ETF’s unitary fee structure, in which each Trust Social ETF pays an advisory fee to Yorkville and Yorkville has agreed to pay most of the Truth Social ETFs’ expenses, and that TCM would be paid by Yorkville from the proposed advisory fee charged to each Truth Social ETF. The Board compared each Truth Social ETF’s 0.65% advisory fee to the advisory fees and net expense ratios of a custom category of ETFs derived from each Trust Social ETF’s Morningstar category, selected by Broadridge Financial Solutions (“Broadridge”) based on factors such as whether the funds have an active or passive strategy, and share class characteristics (“Category”), and a peer group selected from the Category by Broadridge based on style of investment management, anticipated assets, and the nature of the investment strategy and markets invested in, among other factors (“Peer Group”). The Trustees noted that each of the Trust Social ETF’s (except Truth Social American Red State REITs

35

TRUTH SOCIAL FUNDS
Additional Information (Unaudited)(Continued)
ETF) proposed advisory fee was higher than the median gross and net advisory fees and higher than the median gross and net expense ratios of ETFs in its Category and Peer Group, but was within the range of advisory fees and expense ratios of ETFs in its Category and Peer Group. With respect to Truth Social American Red State REITs ETF, the Trustees noted that the proposed advisory fee was higher than the median gross and net advisory fees and higher than the median gross and net expense ratios of ETFs in its Category and Peer Group. After further consideration, the Board concluded that the projected profitability of Yorkville and TCM and the fees to be paid to Yorkville (who in turn would pay TCM) were within an acceptable range in light of the services to be rendered by Yorkville and TCM.
The extent to which economies of scale would be realized as each Truth Social ETF grows and whether advisory fee levels reflect these economies of scale for the benefit of each Truth Social ETF’s shareholders.
The Trustees considered that it was not anticipated that each Truth Social ETF would be of sufficient size to achieve economies of scale in the first few years of operations. The Board noted that the unitary fee structure limits the shareholders’ exposure to underlying operating expense increases.
Possible conflicts of interest and other benefits.
In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the Yorkville and TCM personnel assigned to the Truth Social ETFs; the basis of decisions to buy or sell securities for the Truth Social ETFs; and the substance and administration of the Code of Ethics and other relevant policies of Yorkville and TCM. With respect to TCM, the Trustees also considered that TCM will not use soft dollars in connection with the Truth Social ETFs’ brokerage transactions. The Board also considered other potential benefits for Yorkville and TCM in managing the Truth Social ETFs. Following further consideration and discussion, the Board concluded that the standards and practices of Yorkville and TCM relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Yorkville and TCM from managing the Truth Social ETFs were satisfactory.
After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the Advisory Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Advisory Agreements.

36

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Yorkville America Investment Trust

By (Signature and Title)*	/s/ Karen M. Shupe
Karen M. Shupe, Treasurer/Principal Executive Officer

Date	6/08/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Karen M. Shupe
Karen M. Shupe, Treasurer/Principal Executive Officer

Date	6/08/2026

By (Signature and Title)*	/s/ Ann T. MacDonald
Ann T. MacDonald, Assistant Treasurer/Principal Financial Officer

Date	6/08/2026

* Print the name and title of each signing officer under his or her signature.